Acquisition Consideration Payable	12 Months Ended
Dec. 31, 2011
Acquisitions And Acquisition Consideration Payable [Abstract]
Acquisition consideration payable

10. Acquisition consideration payable

During the year ended December 31, 2008 and 2010, the Group acquired the respective advertising businesses of Jincheng, Xinshichuang, Kaixiang, Wanshuizhiyuan, Shenyang Jingli, Botang, HK Ad-icon, Shengshitongda, Wenzhou Rigao, Wuxi Ruizhong and Zhejiang Continental (“acquired entities”). These acquisitions were unrelated to each other.

Pursuant to a series of acquisition agreements signed with each of the acquired entities’ former equity owners, which we refer to as the “ex-owners”, in 2008 and 2010 (“original acquisition agreements”), the purchase consideration for each acquisition is contingent based on the operational results agreed and confirmed by the Group and each of the acquired entities’ ex-owners in a 2-year earn-out period following respective acquisition dates (“earn-out period”).

The table below summarizes the contingent consideration associated with the Company’s 2008 and 2010 acquisitions:

	Total contingent consideration and paid up to December 31, 2010 and consideration payable as of December 31, 2010
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Xinshichuang	$1,132	$981	$—	$151	$151	$—
Jincheng	1,058	997	—	61	61	—
Kaixiang	15,396	7,423	—	7,973	3,953	4,020
Wanshuizhiyuan	10,554	8,996	—	1,558	—	1,558
Shenyang Jingli	17,222	15,853	—	1,369	—	1,369
Haiya	8,537	5,662	—	2,875	1,120	1,755
Botang	33,304	32,302	—	1,002	—	1,002
HK Ad-icon	2,407	1,545	—	862	593	269
Shengshitongda	121	121	—	—	—	—
Wenzhou Rigao	7,953	4,527	—	3,426	2,014	1,412
Wuxi Ruizhong	4,542	2,593	—	1,949	1,268	681
Zhejiang Continental	20,309	2,340	—	17,969	7,807	10,162
Total	$122,535	$83,340	$—	$39,195	$16,967	$22,228

	Total contingent consideration and paid up to December 31, 2011 and consideration payable as of December 31, 2011
Acquired Entity	Contingent consideration	Consideration paid in cash	Consideration paid in stock	Consideration payable	Payable in cash	Payable in stock
Kaixiang	$16,183	$7,802	$4,225	$4,156	$4,156	$—
Wanshuizhiyuan	11,093	9,890	—	1,203	—	1,203
Shenyang Jingli	18,101	16,663	—	1,438	—	1,438
Haiya	8,973	5,951	—	3,022	1,178	1,844
Botang	35,005	34,556	—	449	—	449
HK Ad-icon	2,410	1,547	269	594	594	—
Wenzhou Rigao	8,359	4,759	—	3,600	2,116	1,484
Wuxi Ruizhong	4,774	3,487	716	571	571	—
Zhejiang Continental	10,665	2,460	—	8,205	8,205	—

Total	$115,563	$87,115	$5,210	$23,238	$16,820	$6,418

During 2011, 750,380 shares of the Company were issued to ex-owner of Kaixiang, Wuxi Ruizhong and HK Ad-icon to settle consideration payable in stock of $5,210. A gain of $4,340 was recognized to the income statement due to issuance of the Company’s shares at the market price lower than the price initially agreed at acquisition.

For subsequent changes to consideration payable, please refer to note 21.